Freight Costs (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Freight costs	¥ 4,495	$ 691	¥ 3,406	¥ 2,938
Freight costs, distribution expenses	¥ 8,527	$ 1,311	¥ 8,177	¥ 7,713